Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Subscription receivables	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total Company’s (deficit)/equity	Non-controlling interests	Total
Balance at Dec. 31, 2019	$ 3,272	$ 20,731	$ (33,516)	$ 48,995,465	$ (227,214,186)	$ 6,889,950	$ (171,338,284)	$ (11,092,138)	$ (182,430,422)
Balance (in Shares) at Dec. 31, 2019	32,715,010	207,314,707
Net loss					(11,912,191)		(11,912,191)	(737,560)	(12,649,751)
Foreign currency translation adjustment						(12,162,094)	(12,162,094)	(785,399)	(12,947,493)
Balance at Dec. 31, 2020	$ 3,272	$ 20,731	(33,516)	48,995,465	(239,126,377)	(5,272,144)	(195,412,569)	(12,615,097)	(208,027,666)
Balance (in Shares) at Dec. 31, 2020	32,715,010	207,314,707
The acquisition of non-controlling interests				(2,854,124)			(2,854,124)	2,832,155	(21,969)
Issuance of ordinary shares			30,799				30,799		30,799
Conversion of convertible debt				162,847,756			162,847,756	7,824,265	170,672,021
Net loss					(12,388,951)		(12,388,951)	(675,869)	(13,064,820)
Foreign currency translation						(4,763,731)	(4,763,731)	(312,449)	(5,076,180)
Balance at Dec. 31, 2021	$ 3,272	$ 20,731	(2,717)	208,989,097	(251,515,328)	(10,035,875)	(52,540,820)	(2,946,995)	(55,487,815)
Balance (in Shares) at Dec. 31, 2021	32,715,010	207,314,707
The acquisition of non-controlling interests				(721,454)			(721,454)	721,454
Share-based compensation				3,197,050			3,197,050		3,197,050
Net loss					(47,704,652)		(47,704,652)	(537,923)	(48,242,575)
Foreign currency translation						7,450,232	7,450,232	185,205	7,635,437
Shareholder contribution			2,717				2,717		2,717
Reverse recapitalization		$ 653		(8,356,772)			(8,356,119)		(8,356,119)
Reverse recapitalization (in Shares)		6,532,646
Equity financing through PIPE		$ 3,898		399,996,102			400,000,000		400,000,000
Equity financing through PIPE (in Shares)		38,986,354
Offering costs				(33,606,796)			(33,606,796)		(33,606,796)
Execution of warrants to ordinary shares		$ 64	(575,587)	7,323,183			6,747,660		6,747,660
Execution of warrants to ordinary shares (in Shares)		636,804
Balance at Dec. 31, 2022	$ 3,272	$ 25,346	$ (575,587)	$ 576,820,410	$ (299,219,980)	$ (2,585,643)	$ 274,467,818	$ (2,578,259)	$ 271,889,559
Balance (in Shares) at Dec. 31, 2022	32,715,010	253,470,511